Share-based payments - Cash settled, 2020 - 2025 Plan (Details)	12 Months Ended
	Dec. 31, 2025 shares R / shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares R / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares R / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares
Share-based payments
TSR Weighting percentage	50.00%	50.00%
GSR Weighting percentage	20.00%	20.00%
ROCE Weighting percentage	30.00%	30.00%
Standard deviations, volatility adjustment	1.5	1.5
Term, volatility adjustment	200 days	200 days
TSR
Share-based payments
Expected term (years)	3 years	3 years
ROIC
Share-based payments
Expected term (years)	3 years	3 years
ESG
Share-based payments
Expected term (years)	3 years	3 years
Maximum
Share-based payments
ROCE Weighting percentage	250.00%	250.00%
Sibanye Stillwater 2020 share plan - CSU
Share-based payments
Outstanding at beginning of the year (in shares)	0	0	83,646	83,646	12,578,174	12,578,174
Vested (in shares)	0	0	(80,651)	(80,651)	(4,765,694)	(4,765,694)
Forfeited (in shares)	0	0	(2,995)	(2,995)	(7,728,834)	(7,728,834)
Outstanding at end of the year (in shares)	0	0	0	0	83,646	83,646	12,578,174
Sibanye Stillwater 2020 share plan - FSU
Share-based payments
Outstanding at beginning of the year (in shares)	0	0	0	0	17,955	17,955
Vested (in shares)	0	0	0	0	(17,955)	(17,955)
Forfeited (in shares)	0	0	0	0	0	0
Outstanding at end of the year (in shares)	0	0	0	0	0	0	17,955
Sibanye Stillwater 2021 share plan - CSU
Share-based payments
Outstanding at beginning of the year (in shares)	68,573	68,573	2,940,337	2,940,337	3,281,578	3,281,578
Granted during the year (in shares)	55,578	55,578	0	0	618	618
Vested (in shares)	(110,712)	(110,712)	(2,722,274)	(2,722,274)	(45,104)	(45,104)
Forfeited (in shares)	(13,439)	(13,439)	(149,490)	(149,490)	(296,755)	(296,755)
Outstanding at end of the year (in shares)	0	0	68,573	68,573	2,940,337	2,940,337	3,281,578
Sibanye Stillwater 2021 share plan - FSU
Share-based payments
Outstanding at beginning of the year (in shares)	0	0	0	0	0	0
Granted during the year (in shares)	0	0	0	0	0	0
Vested (in shares)	0	0	0	0	0	0
Forfeited (in shares)	0	0	0	0	0	0
Outstanding at end of the year (in shares)	0	0	0	0	0	0	0
Sibanye Stillwater 2022 share plan & minimum shareholding requirement plan - CSU
Share-based payments
Term, volatility adjustment					2 years	2 years	1 year
Outstanding at beginning of the year (in shares)	6,750,455	6,750,455	6,897,210	6,897,210	7,196,744	7,196,744
Granted during the year (in shares)	21,614	21,614	0	0	301,388	301,388
Vested (in shares)	(5,425,636)	(5,425,636)	(84,635)	(84,635)	(21,485)	(21,485)
Forfeited (in shares)	(516,214)	(516,214)	(62,120)	(62,120)	(579,437)	(579,437)
Outstanding at end of the year (in shares)	830,219	830,219	6,750,455	6,750,455	6,897,210	6,897,210	7,196,744
Sibanye Stillwater 2022 share plan & minimum shareholding requirement plan - FSU
Share-based payments
Outstanding at beginning of the year (in shares)	0	0	0	0	670,522	670,522
Granted during the year (in shares)	0	0	0	0	9,783	9,783
Vested (in shares)	0	0	0	0	(626,241)	(626,241)
Forfeited (in shares)	0	0	0	0	(54,064)	(54,064)
Outstanding at end of the year (in shares)	0	0	0	0	0	0	670,522
Sibanye Stillwater 2023 share plan & minimum shareholding requirement plan - CSU
Share-based payments
Outstanding at beginning of the year (in shares)	8,846,013	8,846,013	8,934,250	8,934,250	0	0
Granted during the year (in shares)	362	362	257,534	257,534	9,598,092	9,598,092
Vested (in shares)	(90,684)	(90,684)	(63,791)	(63,791)	(8,024)	(8,024)
Forfeited (in shares)	(928,047)	(928,047)	(281,980)	(281,980)	(655,818)	(655,818)
Outstanding at end of the year (in shares)	7,827,644	7,827,644	8,846,013	8,846,013	8,934,250	8,934,250	0
Sibanye Stillwater 2023 share plan & minimum shareholding requirement plan - FSU
Share-based payments
Number of days for VWAP of listed shares	3 days	3 days
Outstanding at beginning of the year (in shares)	0	0	1,232,760	1,232,760	0	0
Granted during the year (in shares)	0	0	0	0	2,722,393	2,722,393
Vested (in shares)	0	0	(1,196,886)	(1,196,886)	(1,269,811)	(1,269,811)
Forfeited (in shares)	0	0	(35,874)	(35,874)	(219,822)	(219,822)
Outstanding at end of the year (in shares)	0	0	0	0	1,232,760	1,232,760	0
Sibanye Stillwater 2024 share plan & minimum shareholding requirement plan - CSU
Share-based payments
Outstanding at beginning of the year (in shares)	13,606,802	13,606,802	0	0	0	0
Granted during the year (in shares)	423,321	423,321	13,817,578	13,817,578	0	0
Vested (in shares)	(32,375)	(32,375)	0	0	0	0
Forfeited (in shares)	(1,804,653)	(1,804,653)	(210,776)	(210,776)	0	0
Outstanding at end of the year (in shares)	12,193,095	12,193,095	13,606,802	13,606,802	0	0	0
Sibanye Stillwater 2024 share plan & minimum shareholding requirement plan - FSU
Share-based payments
Outstanding at beginning of the year (in shares)	4,685,668	4,685,668	0	0	0	0
Granted during the year (in shares)	0	0	9,736,035	9,736,035	0	0
Vested (in shares)	(4,305,957)	(4,305,957)	(4,770,248)	(4,770,248)	0	0
Forfeited (in shares)	(379,711)	(379,711)	(280,119)	(280,119)	0	0
Outstanding at end of the year (in shares)	0	0	4,685,668	4,685,668	0	0	0
Sibanye Stillwater 2025 share plan & minimum shareholding requirement plan - CSU
Share-based payments
Outstanding at beginning of the year (in shares)	0	0	0	0	0	0
Granted during the year (in shares)	17,278,978	17,278,978	0	0	0	0
Vested (in shares)	0	0	0	0	0	0
Forfeited (in shares)	(969,899)	(969,899)	0	0	0	0
Outstanding at end of the year (in shares)	16,309,079	16,309,079	0	0	0	0	0
Sibanye Stillwater 2025 share plan & minimum shareholding requirement plan - FSU
Share-based payments
Number of days for VWAP of listed shares	30 days	30 days
Outstanding at beginning of the year (in shares)	0	0	0	0	0	0
Granted during the year (in shares)	14,756,085	14,756,085	0	0	0	0
Vested (in shares)	(7,006,155)	(7,006,155)	0	0	0	0
Forfeited (in shares)	(833,647)	(833,647)	0	0	0	0
Outstanding at end of the year (in shares)	6,916,283	6,916,283	0	0	0	0	0
Minimum Shareholding Requirement Plan, Conditional and Matching Share Units
Share-based payments
Weighted average share price (ZAR/USD per share) | R / shares	R 60.50		R 14.98		R 24.90
Weighted average fair value per share (in ZAR per share) | R / shares	R 49.27		R 8.60		R 15.45
Minimum Shareholding Requirement Plan, Conditional and Matching Share Units | Minimum
Share-based payments
Weighted average historical volatility1%	58.12%	58.12%	52.57%	52.57%	49.47%	49.47%
Expected term (months)	2 months	2 months	2 months	2 months	2 months	2 months
Expected dividend yield (US/SA) %	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate (US/SA) %	6.30%	6.30%	7.30%	7.30%	7.67%	7.67%
Minimum Shareholding Requirement Plan, Conditional and Matching Share Units | Maximum
Share-based payments
Weighted average historical volatility1%	62.26%	62.26%	59.87%	59.87%	60.64%	60.64%
Expected term (months)	35 months	35 months	35 months	35 months	35 months	35 months
Expected dividend yield (US/SA) %	4.16%	4.16%	3.24%	3.24%	4.44%	4.44%
Risk-free interest rate (US/SA) %	6.67%	6.67%	7.68%	7.68%	8.30%	8.30%
Minimum Shareholding Requirement Plan, Forfeitable Share Units
Share-based payments
Expected term (months)	8 months	8 months	8 months	8 months	8 months	8 months
Weighted average share price (ZAR/USD per share) | (per share)	R 60.50	$ 14.25	R 14.98	$ 3.30	R 24.9	$ 5.43
Weighted average fair value per share (in ZAR per share) | R / shares	R 67.98		R 16.00		R 29.51
Minimum Shareholding Requirement Plan, Forfeitable Share Units | Minimum
Share-based payments
Expected dividend yield (US/SA) %	1.66%	1.66%	5.95%	5.95%	2.98%	2.98%
Risk-free interest rate (US/SA) %	3.45%	3.45%	4.15%	4.15%	2.22%	2.22%
Minimum Shareholding Requirement Plan, Forfeitable Share Units | Maximum
Share-based payments
Expected dividend yield (US/SA) %	0.99%	0.99%	0.29%	0.29%	2.81%	2.81%
Risk-free interest rate (US/SA) %	6.54%	6.54%	7.44%	7.44%	8.17%	8.17%
Sibanye Stillwater Minimum Shareholding Requirement Plan
Share-based payments
Expected term (years)	5 years	5 years
Committed shares for 1 MSU	1	1
Sibanye Stillwater Minimum Shareholding Requirement Plan | Minimum
Share-based payments
Target shareholding	100.00%	100.00%
Sibanye Stillwater Minimum Shareholding Requirement Plan | Maximum
Share-based payments
Target shareholding	200.00%	200.00%